Stock-Based Compensation (Summary of Stock-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 7,441	$ 0	$ 0
Resulting from Spin-off [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	3,089	0	0
Related to Grants Following Spin-off [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 4,352	$ 0	$ 0